Risk Management Activities Commodity Derivatives (Details)	Dec. 31, 2013 MMbtu
Natural Gas Contract [Member] | Swap [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	11,760,000	[1]
Derivative, Average Floor Price	4.51	[2]
Natural Gas Contract [Member] | Swap [Member] | Portion of contracts settling in 2015 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	10,800,000	[1]
Derivative, Average Floor Price	4.07	[2]
Natural Gas Contract [Member] | Swap [Member] | Portion of contracts settling in 2016 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	9,480,000	[1]
Derivative, Average Floor Price	4.25	[2]
Crude Oil Contract [Member] | Costless Collar [Member] | Portion of contracts settling in 2015 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	480,000	[1]
Derivative, Average Floor Price	90.00	[2]
Derivative, Average Cap Price	97.55	[2]
Crude Oil Contract [Member] | Swaps, Pay Fixed, Receive Floating [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	199,140	[1]
Derivative, Average Floor Price	92.53	[2]
Crude Oil Contract [Member] | Swap [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	1,248,000	[1]
Derivative, Average Floor Price	96.14	[2]
Crude Oil Contract [Member] | Swap [Member] | Portion of contracts settling in 2015 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	630,000	[1]
Derivative, Average Floor Price	89.78	[2]
Crude Oil Contract [Member] | Swap [Member] | Portion of contracts settling in 2016 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	936,000	[1]
Derivative, Average Floor Price	84.66	[2]
Propane Contract [Member] | Swap [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	9,576,000	[1]
Derivative, Average Floor Price	1.06	[2]
IsoButane Contract [Member] | Swap [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	2,268,000	[1]
Derivative, Average Floor Price	1.31	[2]
Normal Butane Contract [Member] | Swap [Member] | Portion of contracts settling in 2014 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	4,132,800	[1]
Derivative, Average Floor Price	1.30	[2]

[1]	Volumes of natural gas are measured in MMbtu, volumes of crude oil are measured in barrels, and volumes of natural gas liquids are measured in gallons
[2]	Amounts represent the weighted average price. The weighted average prices are in $/MMbtu for natural gas, $/barrel for crude oil and $/gallon for natural gas liquids